Rate Sheet Prospectus Supplement Dated May 1, 2022 to the Prospectus dated May 1, 2022 for
MassMutual EnvisionSM Variable Annuity Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 4

This Rate Sheet Prospectus Supplement (“Rate Sheet”) should be read carefully and retained with the Prospectus dated
May 1, 2022 for the MassMutual EnvisionSM Variable Annuity. You may obtain a current Prospectus at www.MassMutual.com/Envision or by calling (800) 272-2216, sending an email request to ANNfax@MassMutual.com, or writing to MassMutual, PO Box 9067, Springfield, MA 01102-9067.

We are issuing this Rate Sheet to update the following information regarding the MassMutual RetirePaySM Guaranteed Lifetime Withdrawal Benefit (RetirePay):

•	Withdrawal Rates,

•	Lifetime Guarantee Rates,

•	RetirePay Charges, and

•	Investment Allocation Restrictions

(collectively, referred to as the “RetirePay Terms.”)

The RetirePay Terms included in this Rate Sheet are effective for applications submitted on or after May 1, 2022 until a new Rate Sheet is issued that replaces and supersedes this Rate Sheet.

This Rate Sheet replaces and supersedes any previously issued Rate Sheet. This Rate Sheet has no specified end date. This Rate Sheet must be used in conjunction with an effective MassMutual EnvisionSM Variable Annuity Prospectus. For complete information about RetirePay, see the “Additional Benefits — MassMutual RetirePaySM” section in the MassMutual EnvisionSM Variable Annuity Prospectus.

If we change the RetirePay Terms, we will issue a new Rate Sheet. In the event we issue a new Rate Sheet, we will provide at least 10 business days’ notice of the effective date of the superseding Rate Sheet.

Rate Sheet Eligibility Conditions

Certain Rate Sheet eligibility conditions apply when we have issued a superseding Rate Sheet after you apply for your contract and prior to your issue date.

In order for the RetirePay Terms in this Rate Sheet to apply to your Contract, your necessary application information, including any applicable transfer form(s), must be submitted to an order entry system utilized to issue the Contract (“application submit date”) on or after May 1, 2022 and prior to the effective date of the superseding Rate Sheet. For purposes of this process, the application submit date is also defined to include the date the application is signed if a paper application is necessary.

Application Information Submitted with a Purchase Payment

In addition to the submission of your necessary application information, we also require payment of at least the minimum initial Purchase Payment and the application information to be in Good Order within 10 business days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will cancel the application and return your Purchase Payment.

Application Information Submitted without a Purchase Payment

If you plan to pay the initial Purchase Payment with proceeds from an IRS Section 1035 exchange or direct transfer, your transfer form(s) and application information must be in Good Order within 10 Business Days after the application submit date. In addition, the initial Purchase Payment necessary to issue the Contract must be received within 90 calendar days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will inform you and request instructions regarding whether to issue the Contract with the RetirePay Terms in effect under the superseding Rate Sheet or cancel the application.

If you have not provided us with the requested instructions within 2 business days after we have received your Purchase Payment, we will return your Purchase Payment to the original source.

The requirement to have the necessary application information in Good Order within 10 Business Days for application information received with a Purchase Payment or without a Purchase Payment includes completion of the broker-dealer suitability review.

Rate Sheet Comparison Process

Subject to satisfying the Rate Sheet Eligibility Conditions established in this Rate Sheet, if after your application submit date and prior to your Issue Date, a subsequent Rate Sheet is issued with only beneficial changes to the RetirePay Terms, the subsequent Rate Sheet will apply. The changes will be considered to be beneficial unless any of the following occurs:

•	Withdrawal Rates and/or Lifetime Guarantee Rates have decreased,

•	RetirePay Charges have increased, or

•	Investment Allocation Restrictions have changed (unless the sole change to the Investment Allocation Restrictions is the addition of available investment options).

For example, if the RetirePay Charges have increased, you will receive the RetirePay Terms included in the Rate Sheet in effect on your application submit date even if the Withdrawal Rates and/or Lifetime Guarantee Rates have increased in the subsequent Rate Sheet.

You should not purchase RetirePay without first obtaining the applicable Rate Sheet. To obtain a current Rate Sheet:

•	Contact your financial advisor

•	Contact us toll-free at (800) 272-2216

•	Go to www.MassMutual.com/Envision

On the Guaranteed Lifetime Withdrawal Date, we will determine the Withdrawal Rate and the Lifetime Guarantee Rate based on the number of full Contract Years from the RetirePay Issue Date and the Age of the Covered Person (or the youngest Covered Person for a Joint Life Version). The Withdrawal Rate applies when your Contract Value is greater than zero. The Lifetime Guarantee Rate applies when your Contract Value is zero. Once the contract is issued, the Withdrawal Rates and the Lifetime Guarantee Rates applicable to your Contract below will not change for the life of your Contract.

SINGLE LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	3.75%	3.85%	3.90%	4.00%	4.05%	4.50%	4.60%	4.65%	4.75%	4.80%	5.65%
62 – 66	4.00%	4.10%	4.15%	4.25%	4.30%	4.60%	4.70%	4.75%	4.85%	4.90%	5.80%
67 – 71	4.75%	4.85%	4.95%	5.05%	5.15%	5.45%	5.55%	5.65%	5.75%	5.85%	6.65%
72 – 76	5.25%	5.35%	5.45%	5.55%	5.65%	6.05%	6.15%	6.25%	6.35%	6.45%	7.35%
77+	5.50%	5.60%	5.70%	5.85%	5.95%	6.35%	6.45%	6.55%	6.65%	6.75%	7.70%

JOINT LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	3.10%	3.15%	3.20%	3.30%	3.35%	3.70%	3.80%	3.85%	3.90%	3.95%	4.65%
62 – 66	3.35%	3.40%	3.50%	3.55%	3.60%	3.85%	3.90%	4.00%	4.05%	4.10%	4.85%
67 – 71	4.10%	4.20%	4.25%	4.35%	4.45%	4.70%	4.80%	4.90%	4.95%	5.05%	5.75%
72 – 76	4.60%	4.70%	4.80%	4.90%	4.95%	5.30%	5.40%	5.45%	5.55%	5.65%	6.45%
77+	4.85%	4.95%	5.05%	5.15%	5.25%	5.60%	5.65%	5.75%	5.85%	5.95%	6.80%

SINGLE LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	3.75%	3.85%	3.90%	4.00%	4.05%	4.50%	4.60%	4.65%	4.75%	4.80%	5.65%
62 – 66	4.00%	4.10%	4.15%	4.25%	4.30%	4.60%	4.70%	4.75%	4.85%	4.90%	5.80%
67 – 71	4.75%	4.85%	4.95%	5.05%	5.15%	5.45%	5.55%	5.65%	5.75%	5.85%	6.65%
72 – 76	5.25%	5.35%	5.45%	5.55%	5.65%	6.05%	6.15%	6.25%	6.35%	6.45%	7.35%
77+	5.50%	5.60%	5.70%	5.85%	5.95%	6.35%	6.45%	6.55%	6.65%	6.75%	7.70%

JOINT LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	3.10%	3.15%	3.20%	3.30%	3.35%	3.70%	3.80%	3.85%	3.90%	3.95%	4.65%
62 – 66	3.35%	3.40%	3.50%	3.55%	3.60%	3.85%	3.90%	4.00%	4.05%	4.10%	4.85%
67 – 71	4.10%	4.20%	4.25%	4.35%	4.45%	4.70%	4.80%	4.90%	4.95%	5.05%	5.75%
72 – 76	4.60%	4.70%	4.80%	4.90%	4.95%	5.30%	5.40%	5.45%	5.55%	5.65%	6.45%
77+	4.85%	4.95%	5.05%	5.15%	5.25%	5.60%	5.65%	5.75%	5.85%	5.95%	6.80%

CURRENT RETIREPAY CHARGES

The current RetirePay Charges applicable to your Contract are as follows:

• Single Life Highest Anniversary Value Step-up Charge
• Joint Life Highest Anniversary Value Step-up Charge
• Single Life Highest Quarterly Value Step-up Charge
• Joint Life Highest Quarterly Value Step-up Charge

1.45% 1.45% 1.60% 1.60%

The amount that is deducted from your Contract Value is equal to the RetirePay Charge multiplied by the Benefit Base. We may increase the RetirePay Charges at any time, with prior notice, but the charges will never exceed the maximum RetirePay Charge. The maximum charge can be found in the “RetirePay Charge” section of the current MassMutual Envision prospectus.

INVESTMENT ALLOCATION RESTRICTIONS

While RetirePay is in effect, your investment allocations are restricted.

You must either be invested 100% in one of the MML Asset Allocation Sub-Accounts or invested 100% in the Custom Allocation Program.

MML Asset Allocation Sub-Accounts:

MML Conservative Allocation
MML Moderate Allocation
MML Balanced Allocation
MML American Funds Core Allocation
MML Growth Allocation
MML Blend
MML iShares® 80/20 Allocation
MML iShares® 60/40 Allocation

Custom Allocation Program:

Multiple Sub-Accounts can be selected within each category. The total allocation for all Sub-Accounts within each category must be between the minimum and maximum allocation. The Contract Value in the Custom Allocation Program will be rebalanced based on your elected frequency. If no election is made, rebalancing will occur quarterly during each calendar year.

	Minimum Allocation	Maximum Allocation
Allocation Category 1	30%	30%
Available sub-accounts: MML U.S. Government Money Market MML Dynamic Bond MML Managed Bond MML Short-Duration Bond MML Total Return Bond MML Inflation-Protected and Income
Allocation Category 2	40%	70%

Available sub-accounts:
MML Blue Chip Growth
MML Large Cap Growth
MML American Funds Growth
MML Focused Equity
MML Fundamental Equity
MML Equity Income
MML Fundamental Value
MML Income & Growth
MML Mid Cap Growth

	MML Small Cap Growth Equity MML Small Cap Equity MML Mid Cap Value MML Foreign MML Global MML American Funds International MML International Equity MML Strategic Emerging Markets MML High Yield

Allocation Category 3	0%	30%

Available sub-accounts:
MML Growth & Income
Fidelity® VIP Contrafund®
MML Equity
MML Equity Momentum
MML Equity Rotation
Invesco V.I. Global Strategic Income
Invesco V.I. Discovery Mid Cap Growth
MML Small Company Value
MML Small/Mid Cap Value

Invesco V.I. Global
Invesco Oppenheimer V.I. International Growth
MML Special Situations
Delaware Ivy VIP Asset Strategy
Janus Henderson Global Technology and Innovation
Fidelity® VIP Real Estate
Fidelity® VIP Health Care
Fidelity® VIP Strategic Income
PIMCO Income Portfolio

If a requested change in your allocations or a transfer of any portion of your contract value does not comply with these investment restrictions, you will be required to terminate your RetirePay by written request before the allocation change or transfer can be processed. We reserve the right, upon thirty calendar days advance notice to you, to change the investment restrictions. If we change the investment restrictions, you must change your allocations to comply within thirty calendar days of the restrictions becoming effective, or we will terminate your RetirePay.

If you have any questions regarding this Rate Sheet, please contact us toll free at (800) 272-2216.

Please keep this Rate Sheet for future reference.

MassMutual EnvisionSM Variable Annuity
Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 4

Summary Prospectus for New Investors – May 1, 2022

This Summary Prospectus summarizes key features of the MassMutual EnvisionSM Variable Annuity (Contract), an individual deferred variable annuity contract issued by Massachusetts Mutual Life Insurance Company (“MassMutual,” “Company,” “we,” “us,” or “our”). You should read this Summary Prospectus carefully, particularly the section titled Important Information You Should Consider about the Contract.

Before you invest, you should review the prospectus for the MassMutual Envision Variable Annuity, which contains more information about the Contract, including its features, benefits, and risks. You can find the prospectus and other information about the Contract online at www.MassMutual.com/Envision. You can also obtain this information at no cost by calling (800) 272-2216. or sending an email request to ANNfax@MassMutual.com, or writing to MassMutual, PO Box 9067, Springfield, MA 01102-9067.

This Summary Prospectus incorporates by reference the MassMutual Envision Variable Annuity’s prospectus and Statement of Additional Information (SAI), both dated May 1, 2022, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.

YOU MAY CANCEL YOUR CONTRACT WITHIN 10 DAYS OF RECEIVING IT WITHOUT PAYING FEES OR PENALTIES.

In some states this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract Value. You should review the prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

Additional information about certain investment products including variable annuities, has been prepared by the Securities and Exchange Commission staff and is available at www.investor.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Surrendering Your Contract or Making Withdrawals: Accessing the Money in Your Contract	15
Additional Information about Fees	16
Appendix A – Funds Available Under the Contract	20

Glossary

Accumulation Phase. Your Contract’s Accumulation Phase begins on the date we issue your Contract and ends on the Annuity Date, the date you withdraw all of your Contract Value, or the date your Contract terminates.

Age. The attained Age of any Owner or that of any Annuitant or Beneficiary, as applicable, at his or her last birthday, except with respect to fixed annuity payout rates. If the Contract is owned by a non-natural person (e.g., a corporation, trust or other entity), then Age shall mean the attained Age of any Annuitant at his/her last birthday, except with respect to fixed annuity payout rates. If you have elected RetirePay, this definition of Age also applies to the Covered Person. For the purpose of calculating Annuity Payments, Age will be determined based on each Annuitant’s nearest birthday on the Annuity Date. For example, Age 65 is considered the period of time between age 64 years, 6 months and one day, and age 65 years and 6 months.

Annual Lifetime Benefit Amount. The Annual Lifetime Benefit Amount is the maximum amount that may be withdrawn in the current Contract Year without being considered an Excess Withdrawal while RetirePay is in effect.

Annuitant. The person(s) on whose life Annuity Payments are based, with the exception of the period certain Annuity Option. The term Annuitant shall also include the joint Annuitant, if any. The Annuitant has no rights to the Contract.

Annuity Date. The date Annuity Payments begin. The latest date that the Contract Value may be applied to provide Annuity Payments is set forth in “The Annuity Phase – Latest Permitted Annuity Date.”

Annuity Options. Options available for Annuity Payments.

Annuity Payments. A series of payments that will be made pursuant to the Annuity Option you elect.

Annuity Phase. The period which begins on the Annuity Date and ends with the last Annuity Payment.

Beneficiary. The person(s) or entity(ies) that you designated to receive the death benefit provided by the Contract.

Benefit Base. The Benefit Base is the amount we use to determine your Annual Lifetime Benefit Amount while RetirePay is in effect.

Business Day. Every day the New York Stock Exchange or its successors (“NYSE”) is open for trading. Our Business Day ends at the Close of Business.

Close of Business. The time on a Business Day when the NYSE ends regular trading, usually at 4:00 p.m. Eastern Time.

Company. Massachusetts Mutual Life Insurance Company, which may also be referred to in this prospectus as “we”, “us”, or “our”.

Contingent Deferred Sales Charge (CDSC). A charge that may be assessed against each Purchase Payment you withdraw from the Contract.

Contract. The MassMutual Envision Variable Annuity; an individual variable deferred annuity contract with flexible premium payments.

Contract Anniversary. An anniversary of the Issue Date of the Contract.

Contract Value. The sum of your value in the Sub-Accounts and in the DCA Fixed Account during the Accumulation Phase.

Contract Year. The first Contract Year is the annual period which begins on the Issue Date and ends on the last calendar day before the first Contract Anniversary. Subsequent Contract Years begin on subsequent Contract Anniversaries.

Covered Person. The person(s) whose life is used to determine the duration of the Annual Lifetime Benefit Amount provided under RetirePay.

Excess Withdrawal. Under the optional RetirePay feature, an Excess Withdrawal is:

(a)	prior to the Guaranteed Lifetime Withdrawal Date, any withdrawal, including the Free Withdrawal Amount, and

(b)	on or after the Guaranteed Lifetime Withdrawal Date, any portion of a withdrawal (including CDSCs applicable to the withdrawal) that causes the cumulative withdrawals to exceed the Annual Lifetime Benefit Amount in that Contract Year and any withdrawal that occurs after the cumulative withdrawals exceed the Annual Lifetime Benefit Amount in that Contract Year, unless the withdrawal is taken as a part of the Company’s Systematic Withdrawal Program established for the payment of RMDs, under which the RMD is calculated by the Company for the current calendar year based solely on the fair market value of the Contract as defined in IRC Section 401(a)(9) and no other withdrawals are taken within the Contract Year.

Fixed Account For Dollar Cost Averaging. An investment option within the General Account which may be selected during the Accumulation Phase and also is referred to as the “DCA Fixed Account”. The DCA Fixed Account is a fixed account from which assets are systematically transferred to any Sub-Account(s) you select.

Free Withdrawal Amount. The Free Withdrawal Amount is an amount of your Purchase Payment(s) that you may withdraw that is not subject to the CDSC.

Fund. An investment entity into which the assets of a Sub-Account will be invested.

General Account. The Company’s General Investment Account, which supports the Company’s annuity and insurance obligations. The General Account’s assets include all of our assets, with the exception of the Separate Account and the Company’s other segregated asset accounts.

Good Order. An instruction or transaction request that we receive at our Service Center generally is considered in “Good Order” if:

(1) we receive it within the time limits, if any, prescribed in this prospectus for a particular request or transaction;

(2) it includes all information necessary for us to execute the request or transaction; and

(3) it is signed by you or persons authorized to provide instruction to engage in the request or transaction.

A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by our Service Center of the instructions related to the request or transaction in writing (or, when permitted, by telephone, fax or internet) along with all forms, information and supporting legal documentation we require to effect the request or transaction. This information generally includes to the extent applicable: the completed application or instruction form; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocation to and/or from the Sub-Accounts affected by the request or transaction; the signatures of all Owners; if necessary, Social Security Number or Tax Identification number; tax certification; and any other information or supporting documentation we may require including consents, certifications and guarantees. Instructions must be complete and sufficiently clear so that we do not need to exercise any discretion to follow such instructions. We will not accept instructions that require additional requirements or burdens not provided for within the Contract. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to affect the purchase. We may, in our sole discretion, determine whether any particular request or transaction is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time. If you have any questions you may contact our Service Center before submitting the form or request. See “Sending Requests in Good Order” for more information.

Guaranteed Lifetime Withdrawal Date. The date on which the Company guarantees the Withdrawal Rate under the benefit, and on which you may begin receiving payments of the Annual Lifetime Benefit Amount while RetirePay is in effect. This date must be selected by the Owner and cannot be prior to the youngest Covered Person attaining age 59½.

Issue Date. The date the Contract became effective, as shown in the Contract schedule.

Lifetime Guarantee Rate. The Lifetime Guarantee Rate is a percentage we multiply by the Benefit Base to determine the Annual Lifetime Benefit Amount once the Contract enters the Settlement Phase while RetirePay is in effect.

Non-Business Day. Any day when the NYSE is not open for trading.

Non-Qualified Contract. Your Contract is referred to as a Non-Qualified Contract if you purchase the Contract as an individual, and not under a qualified plan such as an Individual Retirement Annuity (IRA) or a Roth IRA.

Owner. The person(s) or entity (“you” and “your”) entitled to the ownership rights stated in the Contract. The term Owner also shall include the joint Owner, if any.

Premium Tax. A tax imposed on us by certain states and other jurisdictions when a Purchase Payment is made, when Annuity Payments begin, or when Contract Value is withdrawn.

Purchase Payment. Any amount paid to us by you or on your behalf with respect to the Contract during the Accumulation Phase. Purchase Payments may not be added after the Annuity Date. Restrictions will apply if RetirePay is in effect.

Qualified Contract. Your Contract is referred to as a Qualified Contract if it is purchased under a qualified retirement plan (qualified plan) such as an Individual Retirement Annuity (IRA) or a Roth IRA.

Rate Sheet Prospectus Supplement. A periodic supplement to the information contained in this prospectus which sets forth the Withdrawal Rates, Lifetime Guarantee Rates, current RetirePay Charges, and investment allocation restrictions under RetirePay.

Required Minimum Distribution (RMD). A Required Minimum Distribution (RMD) is a minimum amount the federal tax law requires to be withdrawn from certain Qualified Contracts each year. RMDs are generally required to begin by the required beginning date specified in IRC Section 401(a)(9).

RetirePay. An optional benefit for an additional charge. If you elect RetirePay, we will permit you to receive the Annual Lifetime Benefit Amount for the life of the Covered Person, even if your Contract Value is zero and subject to the terms and conditions described in the section of this prospectus concerning the benefit while RetirePay is in effect.

RetirePay Charge. The RetirePay Charge is an amount that is deducted from your Contract Value equal to the current RetirePay Charge multiplied by the Benefit Base on such day (after taking into account any other transactions processed on such day) while RetirePay is in effect.

Settlement Phase. When the Contract Value is reduced to zero after the Guaranteed Lifetime Withdrawal Date due to a withdrawal that is not an Excess Withdrawal or due to the application of any charges against Contract Value while RetirePay is in effect.

Separate Account. The account that holds the assets underlying the Contract that are not allocated to the DCA Fixed Account. The assets of the Separate Account are kept separate from the assets of the General Account and the Company’s other separate accounts.

Service Center. MassMutual, Document Management Services – Annuities W360, PO Box 9067, Springfield, MA 01102-9067, (800) 272-2216, (fax) (866) 329-4272, (email) ANNfax@MassMutual.com, www.MassMutual.com. (Overnight mail address: MassMutual, Document Management Services – Annuities W360, 1295 State Street, Springfield, MA 01111-0001.)

Sub-Account(s). Separate Account assets are divided into Sub-Accounts, which are listed on the Contract schedule. The assets of each Sub-Account will be invested in the shares of a single Fund.

Withdrawal Rate. The Withdrawal Rate is a percentage we multiply by the Benefit Base to determine the Annual Lifetime Benefit Amount prior to the Settlement Phase while RetirePay is in effect.

Written Request. A written communication or instruction you send to us in Good Order. We may consent to receiving requests electronically or by telephone at our Service Center.

Important Information You Should Consider About the MassMutual EnvisionSM Variable Annuity Contract

	FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals

If you withdraw money from your Contract within seven years following your last Purchase Payment, you may be assessed a Contingent Deferred Sales Charge (“CDSC”) of up to 7% of the value of the Purchase Payment withdrawn (less a 10% Free Withdrawal Amount), declining to 0% after the seventh year.
For example, if you purchased the Contract and withdrew the $100,000 initial Purchase Payment during the first two years after that Purchase Payment, you could be assessed a charge of up to $6,300 on the Purchase Payment withdrawn.

Charges and Deductions – Contingent Deferred Sales Charge (CDSC)
Transaction Charges	Currently, we do not assess any transaction charges.	Charges and Deductions

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Charges and Deductions
	Annual Fee	Minimum	Maximum
	Base Contract	1.31%(1)	1.31%(1)
	Investment options (Fund fees and expenses)	0.52%(2)	1.70%(2)
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	—(3)	2.50%(3)

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add CDSCs that substantially increase costs.

	Lowest Annual Cost:	Highest Annual Cost:(4)
	$1,612	$3,521

Assumes:

•

Investment of $100,000

•

5% annual appreciation

•

Least expensive combination of Contract Share Classes and Fund fees and expenses

•

No optional benefits

•

No CDSC

•

No additional Purchase Payments, transfers, or withdrawals

Assumes:

•

Investment of $100,000

•

5% annual appreciation

•

Most expensive combination of Contract Share Classes, optional benefits and Fund fees and expenses

•

No CDSC

•

No additional Purchase Payments, transfers, or withdrawals

(1)	Represents the mortality and expense risk charge and administrative charge (charged as a percentage of average Account Value in the Separate Account on an annualized basis) and the annual contract maintenance charge (a fixed dollar amount that may be waived for certain Contract Value amounts) collected during the Contract Year that are attributable to the Contract divided by the total average net assets that are attributable to the Contract.
(2)	As a percentage of Fund assets.
(3)	This represents the current and maximum charge for RetirePay. See the applicable Rate Sheet Prospectus Supplement for the current charges for RetirePay.
(4)	The calculation of the highest annual cost assumes election of the RetirePay feature.

	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the Contract, including loss of principal.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
•

The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

•

CDSCs apply for up to seven years following your last Purchase Payment.

•

CDSCs will reduce the value of your Contract if you withdraw money during the CDSC period. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.

Principal Risks of Investing in the Contract
Risks Associated with Investment Options
•

An investment in the Contract is subject to the risk of poor investment performance of the Funds you choose and can vary depending upon the performance of the Funds available under the Contract.

•

Each Fund has its own unique risks.

•

You should review the prospectuses for the available Funds before making an investment decision.

Principal Risks of Investing in the Contract
Insurance Company Risks

Any obligations (including under any fixed account investment option), guarantees, and benefits of the Contract are subject to the claims-paying ability of MassMutual. If MassMutual experiences financial distress, it may not be able to meet its obligations to you. More information about MassMutual, including its financial strength ratings, is available at www.MassMutual.com/ratings.

Principal Risks of Investing in the Contract

	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments	• MassMutual reserves the right to remove or substitute Funds as investment options available under the Contract. • We reserve the right to limit transfers if frequent or large transfers occur.	The Separate Account, Limits on Frequent Trading and Market Timing Activity
Optional Benefits
•

Your Contract will be subject to investment allocation restrictions while RetirePay is in effect. This means you will be limited in your choice of Sub-Account investments, and may be limited in how much you can invest in certain Sub-Accounts. We impose these allocation restrictions to reduce the risk of investment losses that may require us to use our General Account assets to honor the guarantee under RetirePay.

•

Withdrawals that are prior to the Guaranteed Lifetime Withdrawal Date are Excess Withdrawals. On or after the Guaranteed Lifetime Withdrawal Date, the portion of a withdrawal (including CDSCs) from the Contract Value that causes the cumulative withdrawals to exceed the Annual Lifetime Benefit Amount in that Contract Year will be an Excess Withdrawal unless the withdrawal is taken as a part of the Company’s Systematic Withdrawal Program established for the payment of RMDs, under which the RMD is calculated by the Company and no other withdrawals are taken within the Contract Year. Any withdrawal that occurs after the cumulative withdrawals exceed the Annual Lifetime Benefit Amount in that Contract Year will also be an Excess Withdrawal. Excess Withdrawals can result in a significant reduction of your Benefit Base, depending upon the amount of the withdrawal.

•

You may not make additional Purchase Payments that total more than $10,000 in a Contract Year after the first Contract Year while RetirePay is in effect. You may not make additional Purchase Payments on or after the Guaranteed Lifetime Withdrawal Date while RetirePay is in effect.

Benefits Under The Contract – MassMutual RetirePaySM

	TAXES	LOCATION IN PROSPECTUS
Tax Implications
•

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.

•

If you purchase the Contract through a qualified retirement plan or individual retirement annuity (IRA), you do not receive any additional tax benefit.

•

Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay an additional income tax if you take a withdrawal before age 59½. Earnings for this purpose consist of Contract Value in excess of your after-tax investment in the Contract.

Taxes

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation

Your registered representative may receive compensation for selling the Contract to you in the form of commissions. If your registered representative is also a MassMutual insurance agent, they are also eligible for certain cash and non-cash benefits from MassMutual. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency (contract retention). Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans. Sales of the Contract may help these registered representatives and their supervisors qualify for such benefits.
This conflict of interest may influence your registered representative to offer or recommend the Contract over another investment.

Distribution
Exchanges

In general you should be aware that some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. Thus, in general, you should only exchange your annuity contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity rather than continue to own the existing annuity.

Purchasing a Contract

Overview of the Contract

What is the Contract, and what is it designed to do? The MassMutual Envision Variable Annuity is designed to enable you to accumulate assets through investments in one or more of the variable investment divisions (Sub-Accounts) of the Massachusetts Mutual Variable Annuity Separate Account 4 (Separate Account) and the DCA Fixed Account. The Contract can supplement your retirement income by providing a stream of income during the Annuity Phase. Before you begin receiving Annuity Payments, the Contract also provides a death benefit for your designated beneficiaries. The Contract may be appropriate if you have a long term investment horizon. It is not intended for people who need to take early withdrawals or who intend to engage in frequent trading among the Sub-Accounts of the Separate Account.

How do I accumulate assets in the Contract and receive income from the Contract? The Contract has two phases 1) the Accumulation Phase and 2) the Annuity Phase.

Accumulation Phase

During the Accumulation Phase, subject to certain restrictions, including restrictions associated with RetirePay, you may apply Purchase Payments to the Contract and allocate the Purchase Payments:

∘	among the Sub-Accounts of the Separate Account, each of which invests in a mutual fund (Fund), with each Fund having its own investment strategy, investment adviser, expense ratio and returns, and

∘	the DCA Fixed Account for a scheduled term of six or twelve months. Assets allocated to the DCA Fixed Account are credited with a fixed rate of interest and are systematically transferred to Sub-Accounts that you select.

A list of the Funds in which you may invest is provided at the back of this prospectus. See “Appendix A – Funds Available Under the Contract.”

Annuity Phase

During the Annuity Phase, you may receive Annuity Payments under the Contract by applying your Contract Value to a payment option.

∘	Depending on the payment option you select, payments may continue for the life of one or two Annuitants or for a specified period between 10 and 30 years. The payments will remain the same throughout the Annuity Phase, unless you elect either of the Joint and 2/3 Survivor Annuity Options, which reduce payments on the death of the first Annuitant.

When you elect to receive Annuity Payments, the Contract Value is applied to an Annuity Option and you may no longer be able to withdraw money at will from the Contract. If you apply your Contract Value to an Annuity Option, the Accumulation Phase will end and the death benefit will terminate.

RetirePay will terminate if you apply your Contract Value to an Annuity Option other than one of the Annuity Options under RetirePay. Upon the death of the last surviving Annuitant on or after the Annuity Date, the death benefit, if any, is as specified in the Annuity Option elected. Upon the death of the last surviving Annuitant during the Annuity Phase, any remaining payment under the elected Annuity Option will be paid to the Beneficiary. See “The Annuity Phase.”

What are the primary features and options that the MassMutual Envision Variable Annuity offers?

•	Accessing your money. During the Accumulation Phase, you may make a partial or full withdrawal of your Contract Value by submitting our partial withdrawal form or full withdrawal form in Good Order to our Service Center. You may also submit the requests by other means that we authorize, such as email, telephone or fax. Contact our Service Center for details.

All withdrawals are subject to the limitations described in the prospectus. Withdrawal rights during the Annuity Phase will depend on the Annuity Option selected.

•	Tax treatment. You may transfer Contract Value among Sub-Accounts without tax implications, and earnings (if any) on your investments are generally tax-deferred. You are generally taxed only when (1) you make a partial or full withdrawal; (2) you receive an Annuity Payment under the Contract; or (3) upon payment of the death benefit.

•	Death Benefit. Your Contract includes a death benefit that will pay your designated beneficiaries the greater of (1) the Contract Value when we receive due proof of death and election of a payment method; or (2) an amount based on your Purchase Payments adjusted for withdrawals.

•	MassMutual RetirePaySM Guaranteed Lifetime Withdrawal Benefit. For an additional charge, you may elect RetirePay, an optional guaranteed lifetime withdrawal benefit under which we guarantee that you may take a certain amount of withdrawals annually for life, so long as you adhere to the requirements of the benefit (e.g., allocating your Contract Value only to the Sub-Accounts that are prescribed for this benefit). For complete information on RetirePay, including charges and limitations, see “Benefits Under The Contract – MassMutual RetirePaySM” in the prospectus.

•	Additional Benefits and Services. We make certain additional services available under the Contract at no additional charge:

The Separate Account Dollar Cost Averaging Program allows you to transfer a set amount from a Sub-Account to any other Sub-Account on a regular schedule.

The Automatic Rebalancing Program automatically rebalances your Contract Value among your selected Sub-Accounts in order to restore your allocation to the original level. You may participate only in one Program at a time, and you may not participate in either Program if any Contract Value is allocated to the DCA Fixed Account.

The Systematic Withdrawal Program allows you to set up automatic periodic withdrawals from your Contract Value. We will take any withdrawal under this Program proportionally from your Contract Value in your selected investment choices.

The Terminal Illness Withdrawal Benefit allows you to withdraw all or a portion of your Contract Value without incurring a Contingent Deferred Sales Charge (CDSC) if we receive a Written Request in Good Order that certain conditions are met.

The Nursing Home and Hospital Withdrawal Benefit allows you to withdraw all or a portion of your Contract Value without incurring a CDSC if we receive a Written Request in Good Order that you (or the Annuitant, if the Owner of the Contract is not a natural person) have been admitted to a licensed nursing care facility or an accredited hospital and certain other conditions are satisfied. See “Additional Benefits” for a full explanation of the required conditions.

The Nursing Home and Hospital Withdrawal Benefit are not available in all states.

Benefits Available Under the Contract

The following table summarizes information about the benefits available under the Contract.

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations
Death Benefit

Upon your death, we will pay your designated beneficiaries the greater of (1) the Contract Value when we receive due proof of death and election of a payment method; or (2) an amount based on your Purchase Payments adjusted for withdrawals

		Standard	None
•

Withdrawals, including withdrawals of the Annual Lifetime Benefit Amount while RetirePay is in effect, reduce the death benefit amount in direct proportion to Contract Value reduction.

•

This benefit terminates when Contract terminates, upon annuitization, and upon due proof of Owner’s death and election of a payment method.

MassMutual RetirePaySM	Guarantees that prescribed level of withdrawals can be taken for life beginning on the Guaranteed Lifetime Withdrawal Date, even if Contract Value is zero	Optional	Maximum RetirePay Charge: 2.50% For current RetirePay Charges, see the applicable Rate Sheet Prospectus Supplement accompanying this prospectus.
•

May allocate Contract Value only to certain Sub-Accounts.

•

May not make additional Purchase Payments that total more than $10,000 in a Contract Year after the first Contract Year.

•

Subsequent Purchase Payments not allowed after the Guaranteed Lifetime Withdrawal Date.

•

Any withdrawal prior to the Guaranteed Lifetime Withdrawal Date and, on and after the Guaranteed Lifetime Withdrawal Date, the portion of a withdrawal (including CDSCs) from the Contract Value that causes the cumulative withdrawals to exceed the Annual Lifetime Benefit Amount in that Contract Year will be an Excess Withdrawal unless the withdrawal is taken as a part of the Company’s Systematic Withdrawal Program established for the payment of RMDs, under which the RMD is calculated by the Company for the current calendar year based solely on the fair market value of the Contract as defined in IRC Section 401(a)(9) and no other withdrawals are taken within the Contract Year. Any withdrawal that occurs after the cumulative withdrawals exceed the Annual Lifetime Benefit Amount in that Contract Year will also be an Excess Withdrawal.

•

Excess Withdrawals negatively impact the benefit.

•

Annual Lifetime Benefit Amount is not available until youngest Covered Person attains age 59½.

Automatic Re-balancing Program	Automatically rebalances the Sub-Accounts you select to maintain original percentage allocation of Contract Value	Optional	None	• Cannot use if the DCA Fixed Account, Separate Account Dollar Cost Averaging Program, or RetirePay are in effect.

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations
DCA Fixed Account	Automatically transfers a specific amount of Contract Value from the DCA Fixed Account to the Sub-Accounts you have selected, at set intervals over a period of either six or twelve months	Optional	None
•

Cannot use if the Automatic Rebalancing Program, Separate Account Dollar Cost Averaging Program, or RetirePay are in effect.

•

Must apply a Purchase Payment of at least $5,000 to establish a DCA Term.

•

You cannot transfer current Contract Value into the DCA Fixed Account.

•

No unscheduled transfers may be made from the DCA Fixed Account.

Separate Account Dollar Cost Averaging Program	Automatically transfers a specific amount of Contract Value from a single Sub-Account to other Sub-Accounts you have selected, at set intervals	Optional	None	• Cannot use if the Automatic Rebalancing Program, DCA Fixed Account, or RetirePay are in effect.
Systematic Withdrawal Program	Automatically withdraws Contract Value proportionally from all of your investment choices	Optional	None	• In order to participate in this program: (1) there must be at least $5,000 in Contract Value (2) minimum withdrawal amount must be $100
Annuity Payment Commutation	Allows withdrawal of all or a portion of the Commuted Value of any remaining Period Certain Annuity Payments once per lifetime of the Contract	Optional	None
•

Available only for Annuity Options that include a Period Certain guarantee.

•

May only be taken once during the lifetime of the Contract and may not be taken any earlier than one year following the date you apply your Contract Value to an Annuity Option.

•

May not be taken after the end of the Period Certain portion of the Annuity Phase.

•

May not be taken if the requested withdrawal would cause the remaining Annuity Payment to be less than the Minimum Annuity Payment payable under the Contract at the existing Annuity Payment frequency.

•

Withdrawal must be at least $10,000.

Terminal Illness Withdrawal Benefit	Allows withdrawal of some or all Contract Value without a CDSC if diagnosed with terminal illness or terminal medical condition	Optional	None
•

You cannot be diagnosed with the terminal illness or the terminal condition or both as of Issue Date.

•

Each withdrawal request must be made one year or more after Issue Date.

•

We require proof that you are terminally ill, including, but not limited to, certification by a state licensed medical practitioner.

•

Cannot use with Systematic Withdrawal Program.

•

May not be available in all states.

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations
Nursing Home and Hospital Withdrawal Benefit	Allows withdrawal of some or all Contract Value without incurring a CDSC if admitted to a licensed nursing care facility or accredited hospital	Optional	None
•

Confinement must begin after Issue Date.

•

Each withdrawal request must be made one year or more after Issue Date.

•

Each withdrawal request must be made within 120 calendar days after services were provided.

•

Confinement must be for at least 90 consecutive calendar days and must be prescribed by a state licensed medical practitioner.

•

Cannot use with Systematic Withdrawal Program.

•

May not be available in all states.

Purchasing a Contract

How do I purchase a MassMutual Envision Variable Annuity? To purchase a Contract, you must submit your initial Purchase Payment to your registered representative or to us at our Service Center. The date when we credit your initial Purchase Payment to your Contract is the Issue Date. We will send you a copy of your Contract and a statement confirming your investment(s).

How much can I contribute and how are my contributions invested? Your Purchase Payment will be invested in the investment options that you select.

	Non-Qualified Contracts (Contracts purchased using after-tax dollars)	Qualified Contracts (Contracts purchased using pre-tax dollars)
Minimum Initial Premium	$10,000	$5,000
Minimum Subsequent Premiums	$500	$500
Maximum Total Premiums	$1,500,000	$1,500,000

We have the right to reject any Purchase Payment. Additional Purchase Payments of less than $500 are subject to our approval. Total Purchase Payments more than $1,500,000 require home office approval.

After your initial Purchase Payment, you are allowed to make subsequent Purchase Payments, but you are not generally required to make any additional Purchase Payments under your Contract.

If you have elected RetirePay, you are subject to restrictions on the allocation of Purchase Payments while RetirePay is in effect. If RetirePay is in effect, changing your current Purchase Payment allocations will change the allocations for any future Purchase Payments as well as transfer Contract Value from your current allocations to your new allocations.

When will any Purchase Payment that I make be credited to my account?

•	Initial Purchase Payment: Your registered representative must determine that the Contract is suitable for you and forward your Purchase Payment and information to us. If your information and Purchase Payment are complete when we receive it at our Service Center, or once it becomes complete, we will credit your Purchase Payment to your Contract within two Business Days. If your information is not complete, we may delay issuing your Contract and crediting your Purchase Payment while we obtain the missing information. If we do not have the necessary information to issue your Contract within five Business Days, we will either return your Purchase Payment or ask your permission to retain your Purchase Payment until we receive all necessary information.

•	Additional Purchase Payments: Any additional Purchase Payment that we receive at one of our Purchase Payment processing service centers on a Business Day before the Close of Business will be credited to your Contract on the same Business Day. If we receive your Additional Purchase Payment on a Non-Business Day or after the Close of Business, we will credit your Purchase Payment to the Contract on the next Business Day. If RetirePay is in effect with your Contract, you are subject to the restrictions on additional Purchase Payments under the RetirePay Benefit Base provisions. See the prospectus for additional requirements.

Surrendering Your Contract or Making Withdrawals: Accessing the Money in Your Contract

Can I access the money in my Contract during the Accumulation Phase? You can access the money in your Contract by making a withdrawal, which will reduce the value of your Contract and the amount of the death benefit payable to your designated beneficiaries, including withdrawals of the Annual Lifetime Benefit Amount if RetirePay is in effect. You may withdraw all or a portion of your Contract Value (minus applicable charges, which are discussed below). Withdrawing the full amount of your Contract Value will terminate your Contract unless RetirePay is in effect and your Benefit Base after the withdrawal is greater than zero.

Can I access the money in my Contract during the Annuity Phase? You will receive Annuity Payments under the Annuity Option that you select. You generally may not take any other withdrawals, however, certain Annuity Options may allow for commuted value withdrawals.

Are there any limitations associated with taking money out of my Contract during the Accumulation Phase? Yes, the limitations are as follows:

Limitations on withdrawal amounts
•

The minimum withdrawal amount is the lesser of $100 or your entire Contract Value in a Sub-Account, if less. We reserve the right to increase the minimum withdrawal amount to $500.

•

At least $2,000 in Contract Value must remain following a partial withdrawal, except for certain withdrawals taken under a Systematic Withdrawal Program. See the prospectus for additional details.

CDSCs and taxes	• We may impose a CDSC and there may be tax implications when you take a withdrawal.

Negative impact of withdrawal on other benefits and guarantees of your Contract
•

A partial withdrawal will reduce the amount of the death benefit payable to your designated beneficiaries during the Accumulation Phase.

•

If RetirePay is in effect, any withdrawal prior to the Guaranteed Lifetime Withdrawal Date and any portion of a withdrawal that exceeds the Annual Lifetime Benefit Amount in a Contract Year after the Guaranteed Lifetime Withdrawal Date will be treated as an Excess Withdrawal

•

Excess Withdrawals negatively impact the RetirePay Benefit Base.

Internal Revenue Code or Retirement Plan Restrictions	• Depending on the circumstances, the Internal Revenue Code or your retirement plan may restrict your ability to take withdrawals.

What is the process to request a withdrawal of money from my Contract? You may make a Written Request by submitting our partial withdrawal or full withdrawal form to our Service Center. If your withdrawal involves an exchange or transfer of assets to another financial institution, we also require a letter of acceptance from the financial institution. You also may request a withdrawal by other means that we authorize, such as email, telephone, or fax. Contact our Service Center for details.

A withdrawal is effective on the Business Day we receive it in Good Order at our Service Center; 1) our partial withdrawal form or full withdrawal form; and 2) a letter of acceptance, if applicable. If we receive these documents on a Non-Business Day or after the Close of Business, the withdrawal will be effective the next Business Day. Withdrawals requested by email, telephone or fax are effective on the Business Day we receive the request in Good Order. If we receive the request after Close of Business, the withdrawal will be effective the next Business Day. We will generally pay any withdrawal amount within seven calendar days.

Additional Information about Fees

The following tables describe the fees and expenses you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. State Premium Taxes may also be deducted.

Transaction Expenses	Maximum	Current
Contingent Deferred Sales Charge(1) (as a percentage of Purchase Payment withdrawn)	7%	7%
(1)	The CDSC percentage charge is based on the “Age” of the Purchase Payment(s) being withdrawn (i.e., the number of full years from application of the Purchase Payment).
The CDSC percentages are 7% (for first three years), 6% (for 4th year), 5% (for 5th year), 4% (for 6th year), 3% (for 7th year), and 0% (for 8th year and later).
See “Charges and Deductions – Contingent Deferred Sales Charge” for more information.

The next table describes the fees and expenses you will pay each year during the time you own the Contract, not including underlying Fund fees and expenses. If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses	Maximum	Current
Administrative Expenses	$40 per Contract Year(1)	$40 per Contract Year(1)
Base Contract Expenses (as a percentage of average Account Value)	1.30%(2)	1.30%(2)
(1)	This represents the annual contract maintenance charge. Currently, we waive this charge if, when we would make the deduction, your Contract Value is $100,000 or more. We assess the charge on each Contract Anniversary and when you make a full withdrawal.
(2)	The Base Contract Expenses represent the sum of the mortality and expense risk charge and the administrative charge. The current and maximum mortality and expense risk charge is 1.15% annually and the current administrative charge is 0.15% annually. These charges are a percentage of average Account Value in the Separate Account on an annualized basis.

Optional Benefit Expenses	Maximum	Current

RetirePay (as a percentage of Benefit Base)
Single Life Highest Anniversary Value Step-up
Joint Life Highest Anniversary Value Step-up
Single Life Highest Quarterly Value Step-up
Joint Life Highest Quarterly Value Step-up

	2.50%(1) 2.50%(1) 2.50%(1) 2.50%(1)	For current RetirePay Charges, see the applicable Rate Sheet Prospectus Supplement that accompanies the prospectus.
(1)	We deduct the quarterly portion of this annualized charge from your Contract Value on a quarterly basis in arrears.

Annual Fund Operating Expenses

The next item shows the minimum and maximum operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A.

Charge	Minimum	Maximum
Range of annual Fund operating expenses (including management fees, distribution and/or service (12b-1) fees and other expenses).(1)	0.52%	1.70%
(1)	The Fund expenses used to prepare this item were provided to us by the Funds. We have not independently verified such information provided to us by Funds that are not affiliated with us.

The information above describes the fees and expenses you pay related to the Contract. For information on compensation we may receive from the Funds and their advisers and sub-advisers, see “General Information about Massachusetts Mutual Life Insurance Company, the Separate Account and the Investment Choices – Compensation We Receive from Funds, Advisers and Sub-Advisers.” For information on compensation we pay to broker-dealers selling the Contract, see “Distribution.”

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, annual Contract expenses, and Fund fees and expenses.

The first example assumes that you invest $100,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Fund expenses and RetirePay is in effect for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Maximum Expenses				Current Expenses
Years	1	3	5	10	1	3	5	10
If you withdraw all of your Contract Value at the end of each year shown
Maximum Fund operating expenses	$11,810	$22,746	$31,770	$53,853	$10,760	$19,752	$27,042	$45,700
Minimum Fund operating expenses	$10,630	$19,377	$26,442	$44,629	$ 9,580	$16,310	$21,474	$35,459
If you do not withdraw any of your Contract Value at the end of each year shown
Maximum Fund operating expenses	$ 5,510	$16,446	$27,270	$53,853	$ 4,460	$13,452	$22,542	$45,700
Minimum Fund operating expenses	$ 4,330	$13,077	$21,942	$44,629	$ 3,280	$10,010	$16,974	$35,459
If you decide to begin the Annuity Phase at the end of each year shown
Maximum Fund operating expenses	N/A	N/A	$27,270	$53,853	N/A	N/A	$22,542	$45,700
Minimum Fund operating expenses	N/A	N/A	$21,942	$44,629	N/A	N/A	$16,974	$35,459

The next example assumes that you invest $100,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the least expensive combination of annual Fund expenses and assumes RetirePay is not in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Maximum Expenses				Current Expenses
Years	1	3	5	10	1	3	5	10
If you withdraw all of your Contract Value at the end of each year shown
Maximum Fund operating expenses	$9,310	$15,511	$20,161	$32,944	$9,310	$15,511	$20,161	$32,944
Minimum Fund operating expenses	$8,130	$11,966	$14,249	$21,144	$8,130	$11,966	$14,249	$21,144
If you do not withdraw any of your Contract Value at the end of each year shown
Maximum Fund operating expenses	$3,010	$ 9,211	$15,661	$32,944	$3,010	$ 9,211	$15,661	$32,944
Minimum Fund operating expenses	$1,830	$ 5,666	$ 9,749	$21,144	$1,830	$ 5,666	$ 9,749	$21,144
If you decide to begin the Annuity Phase at the end of each year shown
Maximum Fund operating expenses	N/A	N/A	$15,661	$32,944	N/A	N/A	$15,661	$32,944
Minimum Fund operating expenses	N/A	N/A	$ 9,749	$21,144	N/A	N/A	$ 9,749	$21,144

The examples should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. The assumed 5% annual rate of return is purely hypothetical. Actual returns may be greater or less than the assumed hypothetical return.

Appendix A

Funds Available Under the Contract

The following is a list of Funds currently available under the Contract. The list of Funds is subject to change, as discussed in the prospectus for the Contract. While RetirePay is in effect, the investment choices available to you are restricted. Please see the current Rate Sheet Prospectus Supplement to see the investment choices available while RetirePay is in effect. Before you invest, you should review the prospectuses for the Funds. These prospectuses contain more information about the Funds and their risks and may be amended from time to time. You can find the prospectuses and other information about the Funds online at www.MassMutual.com/Envision. You can also request this information at no cost by calling (800) 272-2216 or sending an email request to ANNfax@MassMutual.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Asset Allocation	MML Aggressive Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.20%	16.40%	12.03%	11.34%
Asset Allocation	MML American Funds Core Allocation Fund (Service Class I)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.01% (2)	12.85%	10.18%	9.59%
Asset Allocation	MML Balanced Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.06%	9.70%	8.43%	7.81%
Asset Allocation	MML Conservative Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.04%	8.33%	7.53%	6.91%
Asset Allocation	MML Growth Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.14%	13.93%	10.76%	10.07%
Asset Allocation	MML iShares® 60/40 Allocation Fund (Service Class I)(1)(3) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.75% (2)	—	—	—
Asset Allocation	MML iShares® 80/20 Allocation Fund (Service Class I)(1)(3) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.75% (2)	—	—	—
Asset Allocation	MML Moderate Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.08%	11.67%	9.18%	8.62%
Money Market	MML U.S. Government Money Market Fund (Initial Class)(4) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.52%	0.00%	0.72%	0.37%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Fixed Income

Fidelity® VIP Strategic Income Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK), FIL Investments (Japan)
Limited et al.

		0.91%	3.44%	5.11%	4.47%
Fixed Income	Invesco V.I. Global Strategic Income Fund (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.12% (2)	–3.56%	2.15%	2.90%
Fixed Income	MML Dynamic Bond Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Advisers: Western Asset Management Company, LLC and Western Asset Management Company Limited	0.82% (2)	–0.18%	3.08%	—
Fixed Income	MML High Yield Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	1.10% (2)	7.88%	5.76%	7.01%
Fixed Income	MML Inflation-Protected and Income Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.85%	6.12%	5.20%	2.91%
Fixed Income	MML Managed Bond Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.67%	0.56%	4.18%	3.19%
Fixed Income	MML Short-Duration Bond Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.80%	1.69%	2.15%	1.86%
Fixed Income	MML Total Return Bond Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Metropolitan West Asset Management, LLC	0.86%	–1.51%	3.54%	3.08%
Fixed Income	PIMCO Income Portfolio (Advisor Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	0.92%	1.89%	4.95%	—
Balanced	MML Blend Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.74%	14.74%	11.40%	10.81%
Large Cap Value	MML Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Advisers: T. Rowe Price Associates, Inc. and Brandywine Global Investment Management, LLC	0.68%	29.93%	11.71%	12.41%
Large Cap Value	MML Equity Income Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	1.03%	25.18%	10.86%	11.60%
Large Cap Value	MML Fundamental Value Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Boston Partners Global Investors, Inc.	1.06% (2)	29.68%	10.79%	11.88%
Large Cap Value	MML Income & Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC	0.94%	25.94%	10.65%	11.24%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Large Cap Blend

Fidelity® VIP Contrafund® Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited

		0.85%	27.51%	19.87%	16.35%
Large Cap Blend	MML Focused Equity Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.12%	21.88%	16.92%	—
Large Cap Blend	MML Fundamental Equity Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.06%	27.38%	21.09%	—
Large Cap Blend	MML Sustainable Equity Fund (Service Class)(5) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.81%	26.78%	17.37%	15.53%
Large Cap Growth	MML American Funds Growth Fund (Service Class I)(6)(7) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.03%	21.54%	24.92%	19.21%
Large Cap Growth	MML Blue Chip Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	1.01%	16.08%	22.73%	18.85%
Large Cap Growth	MML Large Cap Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Loomis, Sayles & Company, L.P.	0.95%	18.08%	21.55%	16.60%
Small/Mid-Cap Value	MML Mid Cap Value Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	1.13%	22.95%	9.22%	12.71%
Small/Mid-Cap Value	MML Small Company Value Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	1.15% (2)	25.12%	10.55%	12.04%
Small/Mid-Cap Value	MML Small/Mid Cap Value Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: AllianceBernstein L.P.	1.06%	35.64%	10.26%	13.11%
Small/Mid-Cap Blend	MML Small Cap Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.93%	22.45%	13.71%	14.64%
Small/Mid-Cap Growth	Invesco V.I. Discovery Mid Cap Growth Fund (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.08%	18.79%	22.75%	17.53%
Small/Mid-Cap Growth	MML Mid Cap Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Advisers: T. Rowe Price Associates, Inc. and Wellington Management Company LLP	1.05%	12.99%	17.62%	16.09%
Small/Mid-Cap Growth	MML Small Cap Growth Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.33% (2)	7.04%	17.67%	15.57%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
International/Global	Invesco Oppenheimer V.I. International Growth Fund (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.25% (2)	10.12%	11.65%	9.47%
International/Global	Invesco V.I. Global Fund (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.03%	15.17%	17.88%	13.96%
International/Global	MML American Funds International Fund (Service Class I)(6)(7) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.29%	–1.96%	9.14%	7.64%
International/Global	MML Foreign Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Thompson, Siegel and Walmsley LLC	1.18% (2)	12.95%	6.52%	5.82%
International/Global	MML Global Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Massachusetts Financial Services Company	1.05%	17.16%	14.17%	12.84%
International/Global	MML International Equity Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Advisers: Harris Associates L.P. and Massachusetts Financial Services Company	1.20% (2)	11.49%	7.57%	—
International/Global	MML Strategic Emerging Markets Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.60% (2)	–8.35%	9.49%	3.85%
Specialty(8)

Delaware Ivy VIP Asset Strategy (Class II)(9)
Adviser: Delaware Management Company
Sub-Advisers: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited, and Macquarie Funds Management Hong Kong Limited

		0.87%	10.44%	11.36%	8.01%
Specialty(8)

Fidelity® VIP Health Care Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited

		0.88%	11.45%	18.36%	18.53%
Specialty(8)

Fidelity® VIP Real Estate Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited

		0.89%	38.64%	9.05%	10.14%
Specialty(8)	Janus Henderson Global Technology and Innovation Portfolio (Service Shares) Adviser: Janus Capital Management LLC Sub-Adviser: N/A	0.97%	17.75%	30.22%	22.96%
Specialty(8)	MML Equity Momentum Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.96% (2)	21.59%	17.39%	—
Specialty(8)	MML Equity Rotation Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.98% (2)	28.00%	16.55%	—

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Specialty(8)	MML Managed Volatility Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Gateway Investment Advisers, LLC	1.24%	11.26%	6.44%	7.21%
Specialty(8)	MML Special Situations Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.16% (2)	1.42%	12.73%	—
(1)	These are fund-of-funds investment choices. They are known as fund-of-funds because they invest in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in its underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.
(2)	These Funds, and their investment advisers, have entered into contractual fee waivers or expense reimbursements. These temporary fee reductions are reflected in their current expenses. Those contractual arrangements are designed to reduce the fund’s total current expenses for Contract Owners and will continue past the current year.
(3)	The expenses are based on estimated amounts for the current fiscal year of the Fund. The Fund has not been in operation for a full calendar year, and therefore has no performance history. Performance history will be available for the Fund after it has been in operation for one calendar year.
(4)	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The yield of this Fund may become very low during periods of low interest rates. After deduction of Separate Account charges, the yield in the division that invests in this Fund could be negative.
(5)	MML Sustainable Equity Fund formerly known as MML Growth & Income Fund.
(6)	The Fund is a “feeder” fund, meaning that it does not buy investment securities directly, but instead invests in shares of a corresponding “master” fund, which in turn purchases investment securities. A fund offered in a master feeder structure may have higher expenses than those of a fund which invests directly in securities because the “feeder” fund bears its own expenses in addition to those of the “master” fund. You should read the Fund prospectuses for more information about this “feeder” fund.
(7)	The MML American Funds Growth Fund invests all of its assets in the Class 1 shares of the American Funds Insurance Series® – Growth Fund. The MML American Funds International Fund invests all of its assets in Class 1 shares of the American Funds Insurance Series® – International Fund. However, these two American Funds are not available directly as investment choices under your MassMutual variable product. You should read the prospectuses along with the prospectuses for the MML American Funds Growth Fund and MML American Funds International Fund.
(8)	Specialty funds are an all-encompassing category that consists of funds that forgo broad diversification to concentrate on a certain segment of the economy or a specific targeted strategy. For example, sector funds are targeted strategy funds aimed at specific sectors of the economy, such as financial, technology, healthcare, and so on. Sector funds can, therefore, be more volatile than a more diversified equity fund since the stocks in a given sector tend to be highly correlated with each other.
(9)	Delaware Ivy VIP Asset Strategy Fund formerly known as Ivy VIP Asset Strategy Fund.

This Initial Summary Prospectus incorporates by reference the MassMutual Envision prospectus and Statement of Additional Information (SAI), each dated May 1, 2022, as amended or supplemented. For a free copy of the SAI or prospectus, or for general inquiries, contact our Service Center at MassMutual, Document Management Services – Annuities W360, PO Box 9067, Springfield, MA 01102-9067, (800) 272-2216, www.MassMutual.com.

EDGAR Contract Identifier: C000228859